Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Convertible Corporate Bonds– 0%
Biotechnology – 0%
HemoShear Therapeutics LLC, 10.0000%, 5/1/24‡,¢,§	$558,000	$558,000
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, 10.0000%, 12/31/25‡,§	192,253	192,253
Total Convertible Corporate Bonds (cost $750,253)		750,253
Common Stocks– 97.5%
Biotechnology – 31.4%
4D Molecular Therapeutics Inc*	1,026,642	20,799,767
89bio Inc*	2,054,075	22,944,018
AbbVie Inc	826,765	128,123,772
ACELYRIN Inc*,§	501,410	3,740,519
ACELYRIN Inc (Indemnity Holdback Shares)*,¢,§	60,929	340,898
Akero Therapeutics Inc*	1,462,075	34,139,451
Alnylam Pharmaceuticals Inc*	112,560	21,545,110
Amgen Inc	256,586	73,901,900
Amicus Therapeutics Inc*	2,280,153	32,355,371
Arcellx Inc*	474,254	26,321,097
Ardelyx Inc*	4,947,362	30,673,644
Argenx SE (ADR)*	194,230	73,890,919
Ascendis Pharma A/S (ADR)*	566,226	71,316,165
Biohaven Ltd*	1,129,967	48,362,588
BioMarin Pharmaceutical Inc*	405,475	39,095,899
Biomea Fusion Inc*,#	563,571	8,183,051
Cargo Therapeutics Inc*,#	573,586	13,278,516
Cytokinetics Inc*	898,104	74,982,703
Disc Medicine Inc*	121,576	7,022,230
Gilead Sciences Inc	282,233	22,863,695
IDEAYA Biosciences Inc*	720,585	25,638,414
Immunogen Inc*	2,799,857	83,015,760
Insmed Inc*	331,006	10,257,876
Janux Therapeutics Inc*	557,857	5,985,806
Legend Biotech Corp (ADR)*	508,104	30,572,618
LEXEO Therapeutics Inc*	307,794	4,130,595
LEXEO Therapeutics Inc - Series A*,§	343,933	4,615,581
LEXEO Therapeutics Inc - Series B*,§	97,014	1,301,928
Madrigal Pharmaceuticals Inc*	323,030	74,742,681
Mirum Pharmaceuticals Inc*	485,546	14,333,318
Neurocrine Biosciences Inc*	387,426	51,047,250
Prothena Corp PLC*	583,761	21,213,875
PTC Therapeutics Inc*	1,042,749	28,738,162
Regeneron Pharmaceuticals Inc*	38,235	33,581,418
Revolution Medicines Inc*	676,095	19,390,405
Rhythm Pharmaceuticals Inc*	291,073	13,380,626
Sarepta Therapeutics Inc*	919,473	88,664,781
Soleno Therapeutics Inc*	281,099	11,314,235
United Therapeutics Corp*	197,129	43,346,696
Vaxcyte Inc*	933,381	58,616,327
Vertex Pharmaceuticals Inc*	284,254	115,660,110
Xenon Pharmaceuticals Inc*	260,351	11,991,767
Zai Lab Ltd (ADR)*	1,329,076	36,323,647
		1,541,745,189
Health Care Equipment & Supplies – 17.8%
Abbott Laboratories	1,183,574	130,275,990
Align Technology Inc*	71,108	19,483,592
Baxter International Inc	774,475	29,941,203
Boston Scientific Corp*	1,872,121	108,227,315
Cooper Cos Inc	115,290	43,630,348
Dentsply Sirona Inc	549,392	19,552,861
DexCom Inc*	227,201	28,193,372
Edwards Lifesciences Corp*	826,745	63,039,306
Globus Medical Inc*	879,014	46,842,656
Hoya Corp	195,900	24,490,974
ICU Medical Inc*	65,471	6,530,078
Intuitive Surgical Inc*	180,984	61,056,762
Lantheus Holdings Inc*	650,082	40,305,084
Medtronic PLC	421,707	34,740,223
Penumbra Inc*	106,597	26,813,409
Shockwave Medical Inc*	80,356	15,312,639
STERIS PLC	157,058	34,529,201

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies– (continued)
Stryker Corp	258,527	$77,418,495
Tandem Diabetes Care Inc*	662,293	19,590,627
Teleflex Inc	168,018	41,893,608
		871,867,743
Health Care Providers & Services – 13.6%
AmerisourceBergen Corp	340,112	69,852,203
Anthem Inc	170,265	80,290,163
Centene Corp*	634,883	47,114,667
HCA Healthcare Inc	212,071	57,403,378
Humana Inc	129,191	59,144,932
NeoGenomics Inc*	954,018	15,436,011
New Horizon Health Ltd (144A)*	7,279,500	21,582,493
UnitedHealth Group Inc	602,609	317,255,560
		668,079,407
Life Sciences Tools & Services – 5.5%
Danaher Corp	392,358	90,768,100
ICON PLC*	82,286	23,292,698
Illumina Inc*	286,837	39,939,184
IQVIA Holdings Inc*	60,472	13,992,011
Thermo Fisher Scientific Inc	190,692	101,217,407
		269,209,400
Pharmaceuticals – 29.2%
Astellas Pharma Inc	2,702,300	32,317,192
AstraZeneca PLC	1,442,810	194,904,751
Avadel Pharmaceuticals PLC (ADR)*,#	2,902,179	40,978,767
Catalent Inc*	519,360	23,334,845
Collegium Pharmaceutical Inc*	298,747	9,195,433
CymaBay Therapeutics Inc*	1,613,473	38,110,232
Eli Lilly & Co	431,951	251,792,877
Intra-Cellular Therapies Inc*	165,513	11,854,041
Johnson & Johnson	240,623	37,715,249
Merck & Co Inc	1,405,804	153,260,752
Novartis AG (ADR)	1,132,849	114,383,764
Novo Nordisk A/S - Class B	2,002,953	207,103,827
Roche Holding AG	262,634	76,372,518
Royalty Pharma PLC - Class A	815,188	22,898,631
Sanofi	1,320,186	130,800,361
Structure Therapeutics Inc (ADR)*	323,393	13,181,499
Takeda Pharmaceutical Co Ltd	646,236	18,583,067
Zoetis Inc	265,549	52,411,406
		1,429,199,212
Total Common Stocks (cost $3,065,781,363)		4,780,100,951
Private Investment in Public Equity (PIPES)– 0.3%
Biotechnology – 0.3%
Bridgebio Pharma Inc*,§	355,702	14,359,690
Pharmaceuticals – 0%
Neurogene Inc*,¢,§	126,000	2,441,880
Total Private Investment in Public Equity (PIPES) (cost $12,299,994)		16,801,570
Private Placements– 1.3%
Biotechnology – 0.9%
Arbor Biotechnologies Inc*,¢,§	156,426	1,800,463
Asher Biotherapeutics Inc*,¢,§	1,214,301	1,833,594
Attralus Inc*,¢,§	669,935	5,198,696
Bicara Therapeutics - Series C*,¢,§	4,047,054	5,583,316
Curevo Inc*,¢,§	2,031,087	5,195,724
Element Biosciences Inc*,¢,§	425,023	6,553,855
HemoShear Therapeutics LLC*,¢,§	289,280	2,081,485
Leap Therapeutics Inc (Indemnity Holdback Shares)*,¢,§	47,500	147,666
Shoreline Biosciences Inc*,¢,§	747,187	4,886,603
Sonoma Biotherapeutics Inc - Series B*,¢,§	1,255,200	3,953,503
Sonoma Biotherapeutics Inc - Series B-1*,¢,§	669,428	2,108,497
Synthekine Inc*,¢,§	2,192,937	5,661,001
TwinStrand Biosciences Inc*,¢,§	344,314	1,380,527
		46,384,930
Health Care Providers & Services – 0.1%
Freenome Holdings Inc - Series C*,¢,§	337,474	2,706,541
Freenome Holdings Inc - Series D*,¢,§	342,803	2,749,280
		5,455,821
Health Care Technology – 0.1%
Magnolia Medical Technologies Inc - Series D*,¢,§	1,821,717	3,092,693
Pharmaceuticals – 0.1%
Neurogene Inc - Series B*,¢,§	242,864	4,706,705

Shares or Principal Amounts		Value
Private Placements– (continued)
Software – 0.1%
HeartFlow Inc - Series F*,¢,§	1,934,015	$5,512,910
Total Private Placements (cost $75,376,012)		65,153,059
Rights– 0%
Pharmaceuticals – 0%
Clementia Pharmaceuticals Inc CVR*,¢((cost $1,180,320)	874,311	0
Warrants– 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, expires 12/31/32*,¢,§((cost $0)	1	0
Investment Companies– 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $50,876,865)	50,866,692	50,876,865
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº,£	6,061,193	6,061,193
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 1/2/24	$1,515,298	1,515,298
Total Investments Purchased with Cash Collateral from Securities Lending (cost $7,576,491)		7,576,491
Total Investments (total cost $3,213,841,298) – 100.3%		4,921,259,189
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(16,506,574)
Net Assets – 100%		$4,904,752,615

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,895,896,813	79.2%
Denmark	278,419,992	5.6
United Kingdom	194,904,751	4.0
Switzerland	190,756,282	3.9
France	130,800,361	2.6
Japan	75,391,233	1.5
Belgium	73,890,919	1.5
China	57,906,140	1.2
Ireland	23,292,698	0.5

Total	$4,921,259,189	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$179,398	$(80)	$(4,453)	$50,876,865
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	40,631∆	-	-	6,061,193
Total Affiliated Investments - 1.1%	$220,029	$(80)	$(4,453)	$56,938,058

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	45,341,069	314,649,824	(309,109,495)	50,876,865
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	22,129,732	41,141,487	(57,210,026)	6,061,193

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2023 is $21,582,493, which represents 0.4% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

#	Loaned security; a portion of the security is on loan at December 31, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2023 is $68,493,837, which represents 1.4% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§					Schedule of Restricted Securities (as of December 31, 2023)
					Value as a
	Acquisition	Lock-up Agreement			% of Net
	Date	Expiration Date	Cost	Value	Assets
ACELYRIN Inc	1/12/23		$5,878,086	$3,740,519	0.1%
ACELYRIN Inc (Indemnity Holdback Shares)	1/12/23		357,190	340,898	0.0
Arbor Biotechnologies Inc	10/29/21		2,591,979	1,800,463	0.0
Asher Biotherapeutics Inc	8/23/21		2,438,924	1,833,594	0.0
Attralus Inc	8/31/21		5,198,696	5,198,696	0.1
Bicara Therapeutics - Series C	12/6/23		5,583,316	5,583,316	0.1
Bridgebio Pharma Inc	9/27/23		9,699,994	14,359,690	0.3
Curevo Inc	11/10/22		5,330,344	5,195,724	0.1
Element Biosciences Inc	6/21/21		8,737,070	6,553,855	0.1
Freenome Holdings Inc - Series C	8/14/20		2,231,817	2,706,541	0.0
Freenome Holdings Inc - Series D	11/22/21		2,585,523	2,749,280	0.1
HeartFlow Inc - Series F	3/24/23		5,512,910	5,512,910	0.1
HemoShear Therapeutics LLC	2/5/21		3,839,496	2,081,485	0.1
HemoShear Therapeutics LLC, 10.0000%, 5/1/24	10/31/23		558,000	558,000	0.0
Leap Therapeutics Inc (Indemnity Holdback Shares)	1/30/23		317,613	147,666	0.0
LEXEO Therapeutics Inc - Series A	11/20/20-7/30/21	5/1/24	3,643,715	4,615,581	0.1
LEXEO Therapeutics Inc - Series B	8/10/21	5/1/24	1,520,000	1,301,928	0.0
Magnolia Medical Technologies Inc - Series D, 12/31/32	1/10/22		0	0	0.0
Magnolia Medical Technologies Inc - Series D	1/10/22		3,092,693	3,092,693	0.1
Magnolia Medical Technologies Inc - Series D, 10.0000%, 12/31/25	12/29/23		192,253	192,253	0.0
Neurogene Inc	12/18/23	6/16/24	2,600,000	2,441,880	0.0
Neurogene Inc - Series B	12/15/20-3/4/22	6/16/24	6,888,227	4,706,705	0.1
Shoreline Biosciences Inc	10/28/21		7,522,230	4,886,603	0.1
Sonoma Biotherapeutics Inc - Series B	7/23/21		2,480,652	3,953,503	0.1
Sonoma Biotherapeutics Inc - Series B-1	12/14/22		1,984,519	2,108,497	0.1
Synthekine Inc	6/3/21		6,290,001	5,661,001	0.1
TwinStrand Biosciences Inc	4/30/21		2,750,001	1,380,527	0.0
Total			$99,825,249	$92,703,808	1.8%

The Fund has registration rights for certain restricted securities held as of December 31, 2023. The issuer incurs all registration costs.

As of December 31, 2023, the fair value of equity securities subject to a contractual sale restriction is $13,066,094, which represents 0.27% of net assets. Lock-up agreements last for 180 days, with the last one ending on June 16th, 2024. A lapse in the restriction may occur if the company decides to waive or modify the lock up agreement.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Convertible Corporate Bonds	$-	$192,253	$558,000
Common Stocks
Biotechnology	1,541,404,291	-	340,898
All Other	3,238,355,762	-	-
Private Investment in Public Equity (PIPES)	-	14,359,690	2,441,880
Private Placements	-	-	65,153,059
Rights	-	-	0
Warrants	-	-	0
Investment Companies	-	50,876,865	-
Investments Purchased with Cash Collateral from Securities Lending	-	7,576,491	-
Total Assets	$4,779,760,053	$73,005,299	$68,493,837

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued based on transaction price or transaction price adjusted for current market conditions using a comparable index or cost. The value of level 3 investments will increase should the future transaction price increase.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $4,715,289 were transferred out of Level 3 to Level 1 since the current market for the securities with quoted prices are considered active.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70226 02-24